Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Transparent Value Trust
Prospectus Date	rr_ProspectusDate	Jun. 11, 2012
Supplement [Text Block]	tvt2_SupplementTextBlock

TRANSPARENT VALUE TRUST

Transparent Value Dow Jones RBP® Directional Allocation Index Fund, a series of
Transparent Value Trust.

SUPPLEMENT DATED JULY 27, 2012
TO THE PROSPECTUS DATED JUNE 11, 2012

Changes to Principal Investment Strategies:

The following paragraph shall replace the first paragraph in the section titled “Principal Investment Strategies” on page 3 of the Prospectus:

The Fund uses a passive investment strategy designed to track the total return performance (before fees and expenses) of the Directional Allocation Index. The Index’s objective is to provide consistent long-term, risk adjusted outperformance with the goal of capturing more upside in rising equity markets and limiting the downside - including up to 100% cash allocation- during market downturns. The Directional Allocation Index consists of common stock of companies, and units of beneficial ownership in real estate investment trusts (“REITs”), in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM that Dow Jones Indexes has selected for inclusion in the Index by applying Required Business Performance® (RBP®) Probability scores (as defined below) and other rules based signals as defined by the Index methodology. The RBP® Probability scores are derived from a quantitative process of Transparent Value, LLC. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. Using a rules-based methodology, the Index is designed to participate in rising markets while attempting to preserve capital during market declines. The Index aims to allocate its holdings among the stocks in the three Dow Jones RBP Directional Series Indexes (the “Directional Series Indexes”) - the Dow Jones RBP U.S. Large-Cap 50 Market Index SM (with components that have betas close to one), the Dow Jones RBP U.S. Large-Cap 50 Aggressive Index SM (with components that have betas higher than one) and the Dow Jones RBP U.S. Large-Cap 50 Defensive Index SM (with components that have betas lower than one) - and cash. The allocations are based on a moving average crossover system of analysis. The moving average crossover system used in the Fund’s methodology uses three primary signals: economic condition, consumer sentiment and market momentum. A description of the Index’s and the Directional Series Indexes’ methodologies is available directly from Dow Jones Indexes (http://www.djindexes.com). Dow Jones Indexes is part of CME Group Index Services LLC, a joint venture company which is owned 90% by CME Group and 10% by Dow Jones.

Changes to Principal Risks:

The following principal risk shall be added as a principal risk as contained in the section titled “Principal Risks” on pages 4 and 5 of the Prospectus:

Industrial Sector Risk – As of June 30, 2012, the Index was concentrated in the industrial sector. A fund that concentrates in the industrial sector may be subject to greater risks than a portfolio without such a concentration. Stock prices for industrial companies are affected by supply and demand, both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Companies in the industrial sector can be significantly affected by government spending policies because companies involved in this sector may rely to a significant extent on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, such companies may be heavily influenced by governmental spending policies, which are typically under pressure from efforts to control the U.S. (and other) government budgets. Some other companies in the industrial sector are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

TRANSPARENT VALUE DOW JONES RBP DIRECTIONAL ALLOCATION INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tvt2_SupplementTextBlock

TRANSPARENT VALUE TRUST

Transparent Value Dow Jones RBP® Directional Allocation Index Fund, a series of
Transparent Value Trust.

SUPPLEMENT DATED JULY 27, 2012
TO THE PROSPECTUS DATED JUNE 11, 2012

Changes to Principal Investment Strategies:

The following paragraph shall replace the first paragraph in the section titled “Principal Investment Strategies” on page 3 of the Prospectus:

The Fund uses a passive investment strategy designed to track the total return performance (before fees and expenses) of the Directional Allocation Index. The Index’s objective is to provide consistent long-term, risk adjusted outperformance with the goal of capturing more upside in rising equity markets and limiting the downside - including up to 100% cash allocation- during market downturns. The Directional Allocation Index consists of common stock of companies, and units of beneficial ownership in real estate investment trusts (“REITs”), in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM that Dow Jones Indexes has selected for inclusion in the Index by applying Required Business Performance® (RBP®) Probability scores (as defined below) and other rules based signals as defined by the Index methodology. The RBP® Probability scores are derived from a quantitative process of Transparent Value, LLC. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. Using a rules-based methodology, the Index is designed to participate in rising markets while attempting to preserve capital during market declines. The Index aims to allocate its holdings among the stocks in the three Dow Jones RBP Directional Series Indexes (the “Directional Series Indexes”) - the Dow Jones RBP U.S. Large-Cap 50 Market Index SM (with components that have betas close to one), the Dow Jones RBP U.S. Large-Cap 50 Aggressive Index SM (with components that have betas higher than one) and the Dow Jones RBP U.S. Large-Cap 50 Defensive Index SM (with components that have betas lower than one) - and cash. The allocations are based on a moving average crossover system of analysis. The moving average crossover system used in the Fund’s methodology uses three primary signals: economic condition, consumer sentiment and market momentum. A description of the Index’s and the Directional Series Indexes’ methodologies is available directly from Dow Jones Indexes (http://www.djindexes.com). Dow Jones Indexes is part of CME Group Index Services LLC, a joint venture company which is owned 90% by CME Group and 10% by Dow Jones.

Changes to Principal Risks:

The following principal risk shall be added as a principal risk as contained in the section titled “Principal Risks” on pages 4 and 5 of the Prospectus:

Industrial Sector Risk – As of June 30, 2012, the Index was concentrated in the industrial sector. A fund that concentrates in the industrial sector may be subject to greater risks than a portfolio without such a concentration. Stock prices for industrial companies are affected by supply and demand, both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Companies in the industrial sector can be significantly affected by government spending policies because companies involved in this sector may rely to a significant extent on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, such companies may be heavily influenced by governmental spending policies, which are typically under pressure from efforts to control the U.S. (and other) government budgets. Some other companies in the industrial sector are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.